                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-07925
                      (Investment Company Act File Number)

                                  WESMARK Funds
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/31/04

               Date of Reporting Period: Six months ended 7/31/03

Item 1.     Reports to Stockholders

[Logo of WesMark Funds]

Family of Funds

Combined Semi-Annual Report

Small Company Growth Fund

Growth Fund

Balanced Fund

Bond Fund

West Virginia Municipal Bond Fund

Dated July 31, 2003

Wesmark Small Company Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2003 (Unaudited)
Shares

			Value
Common Stocks--97.0%
		Aerospace/Defense--4.8%
5,000		Curtiss Wright Corp.	$ 313,500
12,000	(1)	MOOG, Inc., Class A	444,000

		TOTAL	757,500

		Application Software--0.6%
5,000		SS&C Technologies, Inc.	89,650

		Biotechnology--5.2%
30,000	(1)	Covance, Inc.	621,000
3,500		Medicis Pharmaceutical Corp., Class A	204,400

		TOTAL	825,400

		Broadcasting--1.3%
22,000	(1)	Mediacom Communications Corp.	207,240

		Business Software & Services--2.7%
5,000		Harland (John H.) Co.	132,000
1,000		Imation Corp.	35,690
7,000	(1)	Informatica Corp.	51,310
15,000	(1)	Paxar Corp.	198,900

		TOTAL	417,900

		Chemical--Specialty--1.4%
10,000		Great Lakes Chemical Corp.	218,000

		Communication Equipment--2.8%
87,600	(1)	Arris Group, Inc.	437,124

		Computer Services--0.9%
55,078	(1)	Concurrent Computer Corp.	141,550

		Diversified Electronics--2.1%
30,000	(1)	KEMET Corp.	325,500

		Drug Manufacturers--Other--4.3%
8,000	(1)	Andrx Group	181,440
4,000	(1)	NBTY, Inc.	98,600
27,000	(1)	Vertex Pharmaceuticals, Inc.	391,230

		TOTAL	671,270

Common Stocks--(Continued)
		E-Services--Consulting--1.1%
20,000	(1)	Gartner Group, Inc., Class A	$ 175,800

		Education & Training--2.6%
15,000	(1)	Sylvan Learning Systems, Inc.	398,850

		Electronic Components--Misc.--1.1%
8,000	(1)	Anixter International, Inc.	178,480

		Electronic Components--Semiconductor--0.7%
15,000	(1)	Adaptec, Inc.	101,550

		Food--Major Diversified--0.2%
1,000	(1)	United Natural Foods, Inc.	30,570

		Health Technology--1.3%
20,000	(1)	Specialty Labratories, Inc.	202,400

		HealthCare Services--0.2%
2,000	(1)	Curative Health Services, Inc.	33,900

		Internet Software & Services--2.3%
2,000	(1)	Internet Security Systems, Inc.	23,620
5,000	(1)	Macromedia, Inc.	102,600
7,000	(1)	MICROS Systems Corp.	240,380

		TOTAL	366,600

		Medical Instruments & Supplies--1.1%
5,000		Cooper Companies, Inc.	175,250

		Medical Lab & Research--0.3%
3,000	(1)	aaiPharma, Inc.	54,780

		Office--Auto & Equipment--1.0%
4,000		CLARCOR, Inc.	160,920

		Oil & Gas Drilling--0.4%
28,000	(1)	Parker Drilling Co.	67,200

		Oil & Gas Equipment & Services--1.5%
12,000	(1)	Cal Dive International, Inc.	237,600

Common Stocks--(Continued)
		Oil Companies--Exploration & Production--4.2%
30,000	(1)	Spinnaker Exploration Co.	$ 655,500

		Paper & Forest Products--3.4%
30,000	(1)	Smurfit-Stone Container Corp.	449,100
7,000		Wausau-Mosinee Paper Corp.	84,700

		TOTAL	533,800

		Processed & Packaged Foods--3.9%
5,000	(1)	American Italian Pasta Co., Class A	200,450
10,000		Corn Products International, Inc.	313,000
6,000	(1)	Hain Celestial Group, Inc.	98,400

		TOTAL	611,850

		Producer Manufacturing--5.9%
15,000		Ethan Allen Interiors, Inc.	533,100
11,000	(1)	Furniture Brands International, Inc.	261,360
6,000		La-Z Boy Chair Co.	128,160

		TOTAL	922,620

		Protection--Safety--0.5%
2,000		Landauer, Inc.	77,700

		Retail--Miscellaneous--1.0%
7,000		Movado Group, Inc.	161,700

		Retail--Specialty--1.2%
10,000		Pier 1 Imports, Inc.	186,000

		Rubber & Plastics--2.0%
7,000		Carlisle Cos., Inc.	306,250

		Scientific & Technical Instruments--4.6%
2,000	(1)	Dionex Corp.	81,520
18,500	(1)	MKS Instruments, Inc.	418,285
7,000	(1)	Varian, Inc.	227,430

		TOTAL	727,235

		Semiconductor--Broad Line--0.6%
4,000	(1)	Intersil Holding Corp.	98,640

Common Stocks--(Continued)
		Semiconductor Equipment & Materials--15.6%
35,000	(1)	Asyst Technologies, Inc.	$ 402,500
35,000	(1)	Credence Systems Corp.	334,250
17,000	(1)	DuPont Photomasks, Inc.	348,330
30,000	(1)	Photronics, Inc.	550,500
35,000	(1)	Ultratech Stepper, Inc.	813,750

		TOTAL	2,449,330

		Semiconductor--Integrated Circuits--7.0%
10,000	(1)	Amkor Technology, Inc.	146,700
45,000	(1)	Cypress Semiconductor Corp.	629,100
50,000	(1)	Vitesse Semiconductor Corp.	322,500

		TOTAL	1,098,300

		Telecommunications Equipment--0.6%
45,000	(1)	MRV Communications, Inc.	101,250

		Textile Apparel--1.8%
10,000		Albany International Corp., Class A	285,700

		Transportation--Equipment & Leasing--0.7%
7,000		Interpool, Inc.	116,060

		Transportation--Road--4.1%
13,000	(1)	Heartland Express, Inc.	330,200
5,000	(1)	Landstar System, Inc.	320,800

		TOTAL	651,000

TOTAL Common Stocks (identified cost $17,778,708)			15,257,969

Principal Amount or Shares

			Value
(2)Commercial Paper--3.2%
		Diversified Operations--3.2%
$500,000		General Electric Capital Corp. (at amortized cost)	$ 499,743

Mutual Fund--1.4%
224,814	(3)	U.S. Treasury Cash Reserves (at net asset value)	224,814

TOTAL Investments--101.6% (identified cost $18,503,265)(4)			15,982,526

Other Assets and Liabilities--Net--(1.6)%			(251,666)

TOTAL NET ASSETS--100%			$15,730,860

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $18,503,265.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

See Notes which are an integral part of the Financial Statements

Wesmark Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2003 (Unaudited)

Shares

			Value
Common Stocks--96.5%
		Aerospace/Defense--4.4%
130,000		United Technologies Corp.	$9,779,900

		Asset Management--2.6%
135,000		Franklin Resources, Inc.	5,865,750

		Auto Manufacturers--Major--1.9%
115,000		General Motors Corp.	4,304,450

		Banks--Major Regional--4.0%
185,000		Citigroup, Inc.	8,288,000
22,600		National Commerce Financial Corp.	553,700

		TOTAL	8,841,700

		Beverages-Soft--4.1%
200,000		PepsiCo, Inc.	9,214,000

		Biomedical--1.3%
40,000	(1)	Amgen, Inc.	2,783,200

		Computer Services--0.2%
10,000		First Data Corp., Class	377,600

		Computers--Mini--3.2%
550,000		EMC Corp. Mass	5,852,000
350,000	(1)	Sun Microsystems, Inc.	1,309,000

		TOTAL	7,161,000

		Diversified Operations--6.5%
370,000		General Electric Co.	10,522,800
60,000		ITT Industries, Inc.	4,002,000

		TOTAL	14,524,800

		Drugs & Healthcare--9.5%
95,000	(1)	MedImmune, Inc.	3,723,050
175,000		Merck & Co., Inc.	9,674,000
15,000		Novartis AG, ADR	578,850
215,000		Pfizer, Inc.	7,172,400

		TOTAL	21,148,300

Common Stocks--(Continued)
		Electronic Components--Semiconductor--3.9%
460,000		Texas Instruments, Inc.	$8,680,200

		Electronics--Military--2.2%
100,000	(1)	L-3 Communications Holdings, Inc.	4,908,000

		Food--Major Diversified--3.9%
165,000		Archer-Daniels-Midland Co.	2,168,100
50,000		General Mills, Inc.	2,293,500
150,000		Kraft Foods, Inc., Class A	4,171,500

		TOTAL	8,633,100

		HealthCare Services--4.8%
120,000		Cardinal Health, Inc.	6,570,000
80,000		UnitedHealth Group, Inc.	4,167,200

		TOTAL	10,737,200

		Home Improvement Stores--0.7%
50,000		Home Depot, Inc.	1,560,000

		Hotels & Motels--0.8%
125,000		Hilton Hotels Corp.	1,825,000

		Insurance Property & Casualty--4.4%
150,000		American International Group, Inc.	9,630,000

		Internet Information Providers--1.3%
190,000	(1)	AOL Time Warner, Inc.	2,931,700

		Investment Brokerage--National--3.7%
175,000		Morgan Stanley	8,302,000

		Medical Lab & Research--1.6%
60,000	(1)	Quest Diagnostic, Inc.	3,585,600

		Networking Products--2.8%
315,000	(1)	Cisco Systems, Inc.	6,148,800

		Oil Components--Exploration & Production--0.9%
50,000		EOG Resources, Inc.	1,939,000

Shares			Value
Common Stocks--(Continued)
		Oil--Integrated--3.9%
170,000		BP Amoco PLC, ADR	$7,063,500
30,000		ConocoPhillips	1,570,200

		TOTAL	8,633,700

		Paper Products--3.1%
175,000		International Paper Co.	6,846,000

		Printed Circuit Boards--3.1%
300,000	(1)	Jabil Circuit, Inc.	6,915,000

		Producer Manufacturing--0.6%
40,000		Ethan Allen Interiors, Inc.	1,421,600

		Protection--Safety--0.7%
80,000		Tyco International Ltd.	1,488,000

		Publishing--Newspapers--2.1%
60,000		Gannett Co., Inc.	4,609,800

		Restaurants--1.1%
25,000	(1)	Brinker International, Inc.	875,000
45,000		Outback Steakhouse, Inc.	1,680,750

		TOTAL	2,555,750

		Retail Discount--3.9%
35,000		Target Corp.	1,341,200
130,000		Wal-Mart Stores, Inc.	7,268,300

		TOTAL	8,609,500

		Semiconductor--Broad Line--4.5%
400,000		Intel Corp.	9,980,000

		Semiconductor Equipment & Materials--3.3%
375,000	(1)	Applied Materials, Inc.	7,312,500

		Transportation--Rail--1.2%
100,000		Burlington Northern Santa Fe Corp.	2,756,000

		Waste Management--0.2%
15,000		Republic Services, Inc.	363,000

Principal Amount or Shares

			Value
Common Stocks--(Continued)
		Wireless Communications--0.1%
35,000	(1)	Sprint PCS Group	$215,250

TOTAL Common Stocks (identified cost $219,593,271)			214,587,400

Commercial Paper (2)--3.2%
		Finance--Commercial--3.2%
$7,000,000		Three Rivers Funding Corp. (at amortized cost)	6,996,628

		Mutual Fund--0.9%
1,967,965	(3)	U.S. Treasury Cash Reserves (at net asset value)	1,967,965

TOTAL Investments--100.6% (identified cost $228,557,864)(4)

			223,551,993

Other Assets and Liabilities--Net--(0.6)%

			(1,240,923)

TOTAL NET ASSETS--100%

			$222,311,070

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $228,557,864.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Wesmark Balanced Fund

PORTFOLIO OF INVESTMENTS

July 31, 2003 (Unaudited)
Shares

			Value
Common Stocks--67.9%
		Aerospace/Defense--1.8%
15,000		United Technologies Corp.	$ 1,128,450

		Auto Manufacturers--Major--2.1%
35,000		General Motors Corp.	1,310,050

		Bank--Major Regional--2.9%
40,000		Citigroup, Inc.	1,792,000

		Beverages--Soft--3.0%
40,000		PepsiCo, Inc.	1,842,800

		Biomedical--1.4%
12,000	(1)	Amgen, Inc.	834,960

		Chemicals--Diversified--2.9%
50,000		Dow Chemical Co.	1,765,000

		Computers--Mini--1.7%
100,000	(1)	EMC Corp. Mass	1,064,000

		Diversified Operations--4.6%
100,000		General Electric Co.	2,844,000

		Drugs & Healthcare--7.5%
25,000		Merck & Co., Inc.	1,382,000
30,000		Novartis AG, ADR	1,157,700
62,000		Pfizer, Inc.	2,068,320

		TOTAL	4,608,020

		Electronic Components--Semiconductor--1.4%
45,000		Texas Instruments, Inc.	849,150

		Finance--Credit Card--0.7%
10,000		American Express Co.	441,700

		Food--Major Diversified--3.7%
25,000		General Mills, Inc.	1,146,750
40,000		Kraft Foods, Inc., Class A	1,112,400

		TOTAL	2,259,150

Shares			Value
Common Stocks--(Continued)
		Healthcare Services--1.3%
15,000		Cardinal Health, Inc.	$ 821,250

		Home Improvement Stores--1.0%
20,000		Home Depot, Inc.	624,000

		Insurance Property & Casualty--2.1%
20,000		American International Group, Inc.	1,284,000

		Investment Brokerage--National--2.3%
30,000		Morgan Stanley	1,423,200

		Networking Products--1.3%
40,000	(1)	Cisco Systems, Inc.	780,800

		Oil Components--Exploration & Production--1.3%
20,000		EOG Resources, Inc.	775,600

		Oil--Integrated--4.9%
35,000		BP Amoco PLC, ADR	1,454,250
30,000		ConocoPhillips	1,570,200

		TOTAL	3,024,450

		Paper Products--1.9%
30,000		International Paper Co.	1,173,600

		Printed Circuit Boards--1.7%
45,000	(1)	Jabil Circuit, Inc.	1,037,250

		Publishing--Newspapers--1.3%
10,000		Gannett Co., Inc.	768,300

		Retail Discount--3.7%
30,000		Target Corp.	1,149,600
20,000		Wal-Mart Stores, Inc.	1,118,200

		TOTAL	2,267,800

		Semiconductor--Broad Line--0.6%
15,000		Intel Corp.	374,250

		Semiconductor Equipment & Materials--1.6%
50,000	(1)	Applied Materials, Inc.	975,000

Principal Amount or Shares			Value
Common Stocks--(Continued)
		Telecommunication Services--2.1%
55,000		SBC Communications, Inc.	$ 1,284,800

		Transportation--Rail--2.0%
45,000		Burlington Northern Santa Fe	1,240,200

		Utility--Electric Power--5.1%
40,000		American Electric Power Co., Inc.	1,122,400
15,000		Dominion Resources, Inc.	901,500
40,000		Southern Co.	1,137,600

		TOTAL	3,161,500

TOTAL Common Stocks (identified cost $41,126,543)			41,755,280

Preferred Stocks--3.2%
		Banks--Major Regional--1.3%
30,000		Wells Fargo & Co., Pfd.	780,000

		Diversified Operations--0.4%
10,000		General Electric Capital Corp., Pfd., $1.00, Annual Dividend	248,500

		Finance--0.6%
15,000		ML Preferred Capital Trust III Pfd.	390,000

		Sovereign--0.9%
20,000		Tennessee Valley Authority, Pfd., Series D	533,600

TOTAL Preferred Stocks (identified cost $1,890,614)			1,952,100

Corporate Bonds--13.6%
		Automobile--1.7%
$1,000,000		Delphi Auto Systems Corp., Note 6.50%, 5/1/2009	1,025,759

		Bank--Major Regional--0.7%
400,000		Bank One Corp., Sr. Note, 5.625%, 2/17/2004	409,482

		Computers--Mini--1.7%
1,000,000		Sun Microsystems, Inc., Sr. Note, 7.35%, 8/15/2004	1,047,123

Principal Amount			Value
Corporate Bonds--(Continued)
		Finance--0.9%
$500,000		PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	$ 549,469

		Finance--Automotive--3.4%
1,000,000		Ford Motor Credit Co., Unsecd. Note, 7.50%, 3/15/2005	1,058,180
1,000,000		General Motors Acceptance Corp., Note, 6.125%, 2/1/2007	1,033,268

		TOTAL	2,091,448

		Oil Components--Exploration & Production--2.6%
1,500,000		Enron Oil & Gas Co., Note, 6.50%, 12/1/2007	1,622,725

		Oil--Integrated--1.8%
1,000,000		Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	1,115,176

		Retail Discount--0.8%
500,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	519,275

TOTAL Corporate Bonds (identified cost $7,892,722)			8,380,457

Government Agencies--11.8%
		Federal Home Loan Bank--1.6%
1,000,000		Federal Home Loan Bank System, Bond, 3.275%, 8/27/2007	997,900

		Federal Home Loan Mortgage Corporation--7.1%
2,000,000		Federal Home Loan Mortgage Corp., Bond, 3.30%, 3/26/2008	1,978,670
1,000,000		Federal Home Loan Mortgage Corp., Bond, 5.00%, 10/9/2013	981,886
377,235		Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	389,795
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 4.00%, 9/13/2007	1,020,042

		TOTAL	4,370,393

		Federal National Mortgage Association--3.1%
1,000,000		Federal National Mortgage Association, Note, 5.375%, 7/16/2018	952,923
418,214		Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	427,448
Principal Amount or Shares			Value
Government Agencies--(Continued)
FEDERAL NATIONAL MORTGAGE ASSOCIATION--(Continued)
$500,000		Federal National Mortgage Association, Pool TBA, 4.50%, 9/1/2018	$ 486,875

		TOTAL	1,867,246

TOTAL Government Agencies (identified cost $7,312,341)			7,235,539

(2)Commercial Paper--0.8%
		Diversified Operations--0.8%
500,000		General Electric Capital Corp. (at amortized cost)	499,757

Mutual Fund--3.1%
1,923,363	(3)	U.S. Treasury Cash Reserves (at net asset value)	1,923,363

TOTAL Investments--100.4% (identified cost $60,645,340)(4)			61,746,496

Other Assets and Liabilities--NET--(0.4)%			(220,265)

TOTAL net assets--100%			$61,526,231

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $60,645,340.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
TBA	--To Be Announced

See Notes which are an integral part of the Financial Statements

Wesmark Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2003 (Unaudited)
Principal Amount

			Value
Corporate Bonds--30.4%
		Auto Manufacturers--Major--0.6%
$1,000,000		General Motors Corp., Note, 9.45%, 11/1/2011	$1,087,813

		Automobile--1.8%
3,000,000		Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	3,077,277

		Banking--1.9%
1,000,000		Bank One N.A. (Chicago), Sub. Note, 6.25%, 2/15/2008	1,094,799
2,000,000		Wells Fargo & Co., Sub. Note, 6.25%, 4/15/2008	2,220,704

		TOTAL	3,315,503

		Broadcasting--1.3%
2,000,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,237,820

		Computer Services--1.3%
1,000,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,116,467
1,000,000		First Data Corp., MTN, (Series D), 6.375%, 12/15/2007	1,106,556

		TOTAL	2,223,023

		Energy--0.6%
1,000,000		Carolina Power & Light Co., Sr. Note, 7.50%, 4/1/2005	1,083,261

		Finance--6.0%
750,000		Merrill Lynch & Co., Inc., Note, 7.00%, 1/15/2007	832,791
5,000,000		Morgan Stanley Group Inc., Note, 5.30%, 3/1/2013	4,959,050
1,000,000		PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,098,939
3,000,000		Verizon Global Funding, Note, 6.75%, 12/1/2005	3,300,504

		TOTAL	10,191,284

		Finance--Automotive--3.9%
3,000,000		Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	2,873,679
2,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	2,118,522
1,500,000		General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	1,570,316

		TOTAL	6,562,517

Principal Amount			Value
Corporate Bonds--(Continued)
		Finance--Leasing--0.9%
$500,000		International Lease Finance Corp., Note, 5.125%, 8/1/2004	$517,560
1,000,000		International Lease Finance Corp., Note, (Series M), 5.50%, 6/7/2004	1,032,877

		TOTAL	1,550,437

		Financial Services--1.9%
3,000,000		American General Finance Corp., Note, 5.875%, 7/14/2006	3,255,756

		Instruments--Control--0.7%
1,000,000		Honeywell International, Inc., Note, 7.00%, 3/15/2007	1,116,215

		Investment Brokerage--National--0.9%
1,370,000		Bear Stearns Cos., Inc., Bond, 6.65%, 12/1/2004	1,460,742

		Metals & Mining--0.6%
1,000,000		Commercial Metals Corp., Note, 6.75%, 2/15/2009	1,071,407

		Oil Components--Exploration & Production--4.1%
3,000,000		Enron Oil & Gas Co., Note, 6.00%, 12/15/2008	3,193,371
3,500,000		Enron Oil & Gas Co., Note, 6.50%, 12/1/2007	3,786,359

		TOTAL	6,979,730

		Oil Refining & Marketing--1.0%
500,000		Union Oil of California, Deb., 9.125%, 2/15/2006	573,351
1,000,000		Union Oil of California, Sr. Note, MTN, (Series C), 6.70%, 10/15/2007	1,087,620

		TOTAL	1,660,971

		Retail--Food--1.0%
1,500,000		Kroger Co., Sr. Note, 8.15%, 7/15/2006	1,699,244

		Telecommunications--1.9%
3,000,000		BellSouth Corp., Unsecd. Note, 5.00%, 10/15/2006	3,198,420

		TOTAL Corporate Bonds (identified cost $48,808,737)	51,771,420

Principal Amount			Value
Government Agencies--63.8%
		Federal Farm Credit Bank--1.2%
$2,100,000		Federal Farm Credit System, Bond, 3.625%, 6/24/2010	$1,986,720

		Federal Home Loan Bank--10.6%
3,000,000		Federal Home Loan Bank System, Bond, 2.20%, 9/19/2006	2,948,571
5,000,000		Federal Home Loan Bank System, Bond, 3.375%, 11/15/2004	5,118,655
3,000,000		Federal Home Loan Bank System, Bond, 4.125%, 11/15/2006	3,120,684
6,705,000		Federal Home Loan Bank System, Bond, 5.10%, 8/6/2009	6,834,185

		TOTAL	18,022,095

		Federal Home Loan Mortgage Corporation--28.6%
10,000,000		Federal Home Loan Mortgage Corp., Note, 4.50%, 9/1/2018	9,756,200
3,088,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 8/13/2009	3,145,035
3,000,000		Federal Home Loan Mortgage Corp., Note, 5.125%, 8/20/2012	2,978,439
5,000,000		Federal Home Loan Mortgage Corp., Note, 5.75%, 4/29/2009	5,143,500
5,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 5.125%, 5/13/2013	4,949,995
1,487,685		Federal Home Loan Mortgage Corp., Pool E70008, 6.00%, 4/1/2013	1,542,298
7,671,250		Federal Home Loan Mortgage Corp., Series 2517, Class TL, 4.50%, 4/15/2026	7,808,286
2,000,000		Federal Home Loan Mortgage Corp., Series 2564, Class HJ, 5.00%, 2/15/2018	1,800,207
3,756,061		Federal Home Loan Mortgage Corp., Series 2575, Class WQ, 5.00%, 2/15/2018	3,746,059
4,807,157		Federal Home Loan Mortgage Corp., Series 2590, Class XP, 3.25%, 12/15/2013	4,787,588
3,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 1/17/2012	2,980,101

		TOTAL	48,637,708

Principal Amount or Shares			Value
Government Agencies--(continued)
		Federal National Mortgage Association--23.4%
$5,000,000		Federal National Mortgage Association, Note, 3.125%, 12/2/2009	$5,017,715
5,000,000		Federal National Mortgage Association, Note, 6.00%, 1/18/2012	5,205,205
5,797,795		Federal National Mortgage Association, Series 2003-32, Class PD, 4.00%, 7/25/2002	5,895,452
4,007,953		Federal National Mortgage Association, Pool 254799, 5.00%, 7/1/2023	3,873,787
10,000,000		Federal National Mortgage Association, Pool TBA, 5.00%, 12/31/2023	9,565,600
5,000,000		Federal National Mortgage Association, Unsecd. Note, 5.50%, 10/18/2011	5,118,195
5,000,000		Federal National Mortgage Association, Unsecd. Note, 6.25%, 7/19/2011	5,188,415

		TOTAL	39,864,369

TOTAL Government Agencies (identified cost $109,581,556)			108,510,892
Preferred Stocks--1.4%
		Finance--Commercial--0.8%
50,000		General Electric Capital Corp., Pfd., $1.00, Annual Dividend	1,242,500

		Sovereign--0.6%
40,000		Tennessee Valley Authority, Pfd., Series D	1,067,200

TOTAL Preferred Stocks (identified cost $2,279,577)			2,309,700

Principal Amount or Shares			Value
(1)Commercial Paper --12.3%
		Finance--Commercial--12.3%
$5,000,000		American General Finance Corp.	$4,998,300
9,000,000		General Electric Capital Corp.	8,996,883
5,000,000		Market Street Funding Corp.	4,997,592
2,000,000		Three Rivers Funding Corp.	1,999,037

TOTAL Commercial Paper (at amortized cost)			20,991,812

Mutual Fund--0.8%
1,358,763	(2)	Prime Obligations Fund (at net asset value)	1,358,763

TOTAL Investments--108.7% (identified cost $183,020,445)(3)			184,942,587

Other Assets and Liabilities--Net-- (8.7)%			(14,826,857)

TOTAL Net Assets--100%			$170,115,730

(1) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $183,020,445.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

MTN	--Medium Term Note
TBA	--To Be Announced

See Notes which are an integral part of the Financial Statements

Wesmark West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2003 (Unaudited)
Principal Amount

			Credit Rating*

				Value
Long-Term Municipals--93.9%
		West Virginia--93.9%
$400,000		Beckley, WV, Sewage System, Revenue Refunding Bonds, (Series A), 6.75% (Original Issue Yield: 6.875%), 10/1/2025	NR	$420,872
1,000,000		Berkeley County, WV, Board of Education, 2.375%, 6/1/2007	AA-	999,080
500,000		Berkeley County, WV, Board of Education, 2.40%, 6/1/2008	AA-	488,330
1,000,000		Berkeley County, WV, Board of Education, 4.50% (FGIC LOC)/(Original Issue Yield: 4.65%), 5/1/2014	AAA	1,012,540
130,000		Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.00% (Original Issue Yield: 3.999%), 8/1/2004	NR	129,415
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.15% (Original Issue Yield: 4.15%), 8/1/2005	NR	138,501
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bond, 4.45%, 8/1/2007	NR	136,654
1,000,000		Cabell County, WV, Board of Education, GO UT, 5.50% (MBIA LOC)/(Original Issue Yield: 4.95%), 5/1/2006	AAA	1,090,280
500,000		Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA INS), 5/1/2006	AAA	554,015
250,000		Charles Town, WV, (Series C), 3.00% (MBIA LOC), 12/1/2008	Aaa	250,972
160,000		Charles Town, WV, Residential Mortgage Revenue Bonds, 6.20%, 3/1/2011	A1	162,253
340,000		Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	AA	357,932
355,000		Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	AA	374,170
500,000		Charleston, WV, Civic Center Revenue, Improvements, 6.25%, 12/1/2015	NR	529,825
355,000		Charleston, WV, GO UT, 7.20%, 10/1/2003	A1	358,358
Long-Term Municipals--(Continued)
		West Virginia--(Continued)
$1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	A1	$1,487,640
1,200,000		Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA LOC)/(Original Issue Yield: 5.274%), 12/15/2022	AAA	1,230,180
1,155,000		Clarksburg, WV, Refunding Revenue Bonds, 4.25% (FGIC LOC)/(Original Issue Yield: 2.91%), 9/1/2006	AAA	1,227,072
100,000		Fairmont, WV, State College, (Series A), 4.00% (FGIC LOC)/(Original Issue Yield: 4.09%), 6/1/2014	Aaa	96,999
500,000		Fairmont, WV, Waterworks, (Series 1999), 5.25% (AMBAC LOC), 7/1/2017	Aaa	522,415
1,235,000		Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC LOC), 7/1/2019	Aaa	1,251,722
500,000		Harrison County, WV, Board of Education, GO UT, 6.20% (FGIC LOC)/(Original Issue Yield: 6.25%), 5/1/2004	AAA	519,275
500,000		Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	AAA	559,325
680,000		Harrison County, WV, Building Commission, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	Aaa	700,407
420,000		Jackson County, WV, Revenue Bonds, 7.375% (FGIC INS), 6/1/2010	AAA	517,982
735,000		Jefferson County, WV, Board of Education, GO UT, 5.20% (Original Issue Yield: 5.10%), 7/1/2007	AA-	804,369
250,000		Kanawha County, WV, Board of Education, GO UT, 4.65% (MBIA LOC)/(Original Issue Yield: 4.40%), 5/1/2004	AAA	256,772
2,025,000	(1)	Kanawha County, WV, PCR Bonds, 7.35% (Union Carbide Corp.), 8/1/2004	Baa2	2,120,742
285,000		Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Ltd. Partnership Project), 12/1/2009	NR	338,238
Long-Term Municipals--(Continued)
		West Virginia--(Continued)
$60,000		Marshall County, WV, Special Obligation, Special Obligations Bonds, 6.50% (Original Issue Yield: 6.65%), 5/15/2010	AAA	$66,605
570,000		Mason County, WV, PCR Bond, 5.45% (Ohio Power Co.)/(AMBAC INS)/(Original Issue Yield: 5.47%), 12/1/2016	AAA	587,932
130,000		Morgantown, WV, Building Commission Municipal Building, Refunding Revenue Bonds, 2.00% (MBIA LOC)/(Original Issue Yield: 1.15%), 1/1/2004	AAA	130,524
320,000		Morgantown, WV, Building Commission Municipal Building, Refunding Revenue Bonds, 2.00% (MBIA LOC)/(Original Issue Yield: 1.50%), 1/1/2005	AAA	321,814
215,000		Morgantown, WV, Building Commission Municipal Building, Refunding Revenue Bonds, 2.00% (MBIA LOC)/(Original Issue Yield: 2.15%), 1/1/2007	AAA	210,055
350,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA LOC)/(Original Issue Yield: 5.25%), 6/1/2013	AAA	371,343
1,000,000		Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	AA-	1,056,080
785,000		Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.375%), 6/1/2018	AAA	817,240
670,000		Parkersburg, WV, Parking Systems, (Series A), 5.00% (Original Issue Yield: 5.00%), 6/1/2018	NR	600,662
1,155,000		Pleasants County, WV, PCR, Refunding Revenue Bonds, 5.30%, 12/1/2008	A3	1,174,889
165,000		Raleigh County, WV, Commonwealth Development, (Series B), 4.40%, 6/1/2007	NR	166,030
155,000		Raleigh County, WV, Commonwealth Development, Revenue Bonds, (Series B), 4.20% (Original Issue Yield: 4.20%), 6/1/2006	NR	156,108
1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond, 6.25% (Original Issue Yield: 6.60%), 8/1/2011	Aaa	2,112,051
Long-Term Municipals--(Continued)
		West Virginia--(Continued)
$2,015,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	Aaa	$2,117,745
105,000		Shepherd College Board, 3.00%, 12/1/2005	A3	107,465
115,000		Shepherd College Board, 3.00%, 12/1/2007	A3	115,741
120,000		Shepherd College Board, 3.40%, 12/1/2009	A3	119,725
1,000,000		South Charleston, WV, Refunding Revenue Bonds, 7.625% (Union Carbide Corp.), 8/1/2005	A	1,080,380
500,000		South Charleston, WV, Revenue Bonds, 5.50% (MBIA INS), 10/1/2009	AAA	501,405
545,000		West Virginia EDA, Correctional Juvenile Facilities, 2.00% (MBIA LOC)/(Original Issue Yield: 1.45%), 6/1/2005	AAA	548,799
200,000		West Virginia EDA, Correctional Juvenile Facilities, 2.00% (MBIA LOC)/(Original Issue Yield: 1.88%), 6/1/2006	AAA	199,506
250,000		West Virginia EDA, Correctional Juvenile Facilities, 2.25% (MBIA LOC)/(Original Issue Yield: 2.31%), 6/1/2007	AAA	246,995
100,000		West Virginia EDA, Refunding Revenue Bonds, 2.35% (AMBAC LOC)/(Original Issue Yield: 2.40%), 7/15/2004	AAA	101,275
410,000		West Virginia EDA, Refunding Revenue Bonds, 2.60%, 11/1/2005	A+	416,166
500,000		West Virginia EDA, Refunding Revenue Bonds, 3.00%, 11/1/2006	A+	509,440
2,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA LOC), 6/1/2012 (@101)	AAA	2,188,300
1,000,000		West Virginia EDA, 5.00% (AMBAC LOC)/ (Original Issue Yield: 5.09%), 7/15/2022	AAA	992,710
530,000		West Virginia Housing Development Fund, (Series A), 5.55%, 11/1/2014	AAA	551,407
Long-Term Municipals--(Continued)
		West Virginia--(Continued)
$360,000		West Virginia Housing Development Fund, (Series A), 5.65% (AMBAC LOC)/(Original Issue Yield: 5.65%), 11/1/2021	AAA	$364,486
735,000		West Virginia Housing Development Fund, (Series A), Revenue Bonds, 5.35%, 11/1/2010	AAA	772,661
430,000		West Virginia Housing Development Fund, Revenue Refunding Bonds, (Series A), 5.50%, 11/1/2011	AAA	439,954
100,000		West Virginia School Building Authority, Revenue Bonds, 6.75% (MBIA INS)/(Original Issue Yield: 7.00%), 7/1/2004	AAA	105,188
130,000		West Virginia State Board of Directors State College, (Series A), 5.125% (AMBAC LOC)/(Original Issue Yield: 5.40%), 4/1/2017	AAA	137,453
375,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA LOC)/(Original Issue Yield: 5.10%), 7/1/2006	AAA	410,303
260,000		West Virginia State Building Commission Lease, (Series B), 5.375% (AMBAC LOC)/(Original Issue Yield: 5.01%), 7/1/2018	AAA	280,678
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC LOC)/(Original Issue Yield: 5.04%), 7/1/2021	AAA	1,575,060
245,000		West Virginia State College, Refunding Revenue Bonds, 4.00% (Original Issue Yield: 4.02%), 6/1/2011	A3	245,316
100,000		West Virginia State, GO UT, 5.00% (FGIC LOC)/(Original Issue Yield: 4.55%), 6/1/2007	AAA	109,056
1,000,000		West Virginia State, GO UT (FGIC LOC)/(Original Issue Yield: 4.80%), 11/1/2009	AAA	796,030
575,000		West Virginia State, GO UT, (Series D), 6.00% (FGIC LOC), 11/1/2003	AAA	581,958
2,000,000		West Virginia State, GO UT Water Utility & Sewer Improvements (Original Issue Yield: 4.98%), 11/1/2010	AAA	1,497,220
Long-Term Municipals--(Continued)
		West Virginia--(Continued)
$4,000,000		West Virginia State Hospital Finance Authority, (Series B) Weekly VRDNs	NR	$4,000,000
605,000		West Virginia State Hospital Finance Authority, Prerefunded Revenue Bond, 6.75% (Charleston Area Medical Center LOC)/(Original Issue Yield: 6.89%), 9/1/2022	A2	729,842
700,000		West Virginia State Hospital Finance Authority, Revenue Bonds, 4.90% (West Virginia University Hospital, Inc.)/(MBIA INS)/(Original Issue Yield: 5.00%), 6/1/2004	AAA	721,763
200,000		West Virginia State Hospital Finance Authority, Revenue Bonds, (Series A), 5.60% (Cabell Huntington Hospital)/(AMBAC INS)/(Original Issue Yield: 5.75%), 1/1/2005	AAA	207,224
1,750,000		West Virginia State Hospital Finance Authority, Revenue Bonds, 5.75% (Charleston Area Medical Center)/(MBIA INS)/(Original Issue Yield: 5.98%), 9/1/2013	AAA	1,909,338
1,000,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.00% (West Virginia University Hospital, Inc.)/(MBIA INS)/(Original Issue Yield: 5.55%), 6/1/2016	AAA	1,005,620
100,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 6.25%), 9/1/2009	A2	115,383
145,000		West Virginia State Hospital Finance Authority, Unrefunded Revenue Bond, 6.75% (Charleston Area Medical Center LOC)/(Original Issue Yield: 6.89%), 9/1/2022	A2	154,989
20,000		West Virginia State Hospital Finance Authority, Unrefunded Revenue Bond, 6.00% (Original Issue Yield: 6.10%), 9/1/2007	A2	21,929
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	AAA	1,030,430
Long-Term Municipals--(Continued)
		West Virginia--(Continued)
$900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	AAA	$922,527
1,200,000		West Virginia State Housing Development Fund, (Series C), 5.80% (Original Issue Yield: 5.80%), 5/1/2017	AAA	1,240,032
930,000		West Virginia State Housing Development Fund, (Series E), 2.125%, 11/1/2003	AAA	932,623
940,000		West Virginia State Housing Development Fund, (Series E), 2.30% (Original Issue Yield: 2.299%), 5/1/2004	AAA	948,413
440,000		West Virginia State Housing Development Fund, (Series E), 3.25%, 5/1/2006	AAA	442,512
135,000		West Virginia State Housing Development Fund, (Series E), 3.25%, 11/1/2006	AAA	138,978
1,000,000		West Virginia State Housing Development Fund, Revenue Refunding Bonds, (Series A), 5.10%, 11/1/2015	AAA	1,028,040
815,000		West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue Bonds, 5.00% (FGIC LOC)/(Original Issue Yield: 3.51%), 5/15/2007	AAA	887,062
720,000		West Virginia State, Revenue Bonds, (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	AAA	724,075
1,250,000		West Virginia State, Revenue Bonds, (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	AAA	1,250,700
1,210,000		West Virginia University, 5.00% (MBIA LOC), 4/1/2007	AAA	1,313,685
310,000		West Virginia University, (Series A), 4.80% (AMBAC LOC)/(Original Issue Yield: 4.90%), 4/1/2008	AAA	335,188
Long-Term Municipals--(Continued)
		West Virginia--(Continued)
$120,000		West Virginia University Board of Regents, Revenue Bonds, 5.90%, 4/1/2004	A+	$123,791
15,000		West Virginia University Board of Regents, Revenue Bonds, 5.90% (MBIA INS), 4/1/2004	AAA	15,484
100,000		West Virginia University, Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 4/1/2009	AAA	108,217
1,000,000		West Virginia University, Revenue Bonds, (Series B), 5.00% (West Virginia University Project)/(AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	AAA	1,047,030
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.22%), 5/1/2017	AAA	516,090
100,000		West Virginia Water Development Authority, (Series A), 5.125% (FSA LOC)/(Original Issue Yield: 5.15%), 10/1/2012	AAA	106,041
985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA LOC)/(Original Issue Yield: 5.65%), 10/1/2020	AAA	1,025,671
135,000		West Virginia Water Development Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 6.02%), 11/1/2018	AAA	135,462
425,000		Wetzel County, WV, Board of Education, GO UT, 7.00% (MBIA INS)/(Original Issue Yield: 7.15%), 5/1/2004	AAA	443,879
500,000		Wheeling, WV, Waterworks & Sewer Systems, Revenue Refunding Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006	Aaa	538,295
70,000		Wood County, WV, Building Commission, Revenue Refunding Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/(AMBAC INS), 1/1/2006	AAA	74,577

TOTAL Long-Term Municipals (identified cost $65,511,065)				67,714,980

Principal Amount or Shares

			Credit Rating*

				Value
Government Agencies--2.8%
$2,000,000		Federal Home Loan Bank System, Discount Bond, 8/28/2003 (identified cost $1,998,635)		$1,998,635

Mutual Fund--2.3%
1,675,904	(2)	Tax-Free Obligations Fund (at net asset value)		1,675,904

TOTAL Investments -- 99.0% (identified cost $69,185,604)(3)				71,389,519

OTHER ASSETS AND LIABILITIES--NET--1.0%				694,695

TOTAL NET ASSETS--100%				$72,084,214

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2003, this security amounted $2,120,742 which represents 2.9% of net assets.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $69,140,174.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2003 (Unaudited)
	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Assets:
Total investments in securities, at value(a)	$ 15,982,526	$223,551,993	$61,746,496	$184,942,587	$ 71,389,519
Cash	12,749	173,586	52,285	130,259	74,812
Income receivable	1,796	143,865	326,029	1,547,463	796,194
Receivable for investments sold	--	--	--	10,221,215	--
Receivable for shares sold	2,390	188,590	2,204	125,934	52,400

Total assets	15,999,461	224,058,034	62,127,014	196,967,458	72,312,925

Liabilities:
Payable for:
Investments purchased	223,491	1,374,993	501,219	26,044,125	--
Fund shares redeemed	15,006	103,459	15,237	353,457	--
Investment adviser fee (Note 5)	9,824	139,429	38,343	86,147	31,034
Administrative personnel and services fee (Note 5)	1,801	25,258	7,092	19,722	8,342
Custodian fees (Note 5)	2,095	2,033	990	1,834	1,114
Transfer and dividend disbursing agent fees and expenses (Note 5)	6,125	20,126	6,164	2,515	4,682
Directors'/trustees' fees	110	290	72	--	--
Portfolio accounting fees	691	30,963	12,458	23,007	10,618
Shareholder services fee (Note 5)	2,010	28,190	7,915	22,011	9,310
Income distribution payable	--	--	--	290,584	151,737
Accrued expenses	7,448	22,223	11,293	8,326	11,874

Total liabilities	268,601	1,746,964	600,783	26,851,728	228,711

Net Assets Consist of:
Paid in capital	22,723,535	242,347,557	67,207,039	169,493,626	69,654,763
Net unrealized appreciation (depreciation) of investments	(2,520,739)	(5,005,871)	1,101,156	1,922,142	2,203,915
Accumulated net realized gain (loss) on investments	(4,376,630)	(15,100,662)	(6,850,306)	(1,294,201)	217,935
Undistributed net investment income (net operating loss) (distributions in excess of net investment income)	(95,306)	70,046	68,342	(5,837)	7,601

Total Net Assets	$ 15,730,860	$222,311,070	$61,526,231	$170,115,730	$ 72,084,214

Shares Outstanding	2,672,611	20,061,620	7,342,993	17,246,868	6,910,475

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share	$ 5.89	$ 11.08	$ 8.38	$ 9.86	$ 10.43

Offering Price Per Share(b)	$ 6.18(c)	$ 11.63(c)	$ 8.80(c)	$ 10.24(d)	$ 10.84(d)

Redemption Proceeds Per Share	$ 5.89	$ 11.08	$ 8.38	$ 9.86	$ 10.43

Investments, at identified cost	$ 18,503,265	$228,557,864	$60,645,340	$183,020,445	$ 69,185,604

(a) Including $224,814, $1,967,965, $1,923,363, $1,358,763 and $1,675,904, respectively, of investments in affiliated issuers.

(b) See "What Do Shares Cost?" in the Prospectus.

(c) Computation of offering price per share 100/95.25 of net asset value.

(d) Computation of offering price per share 100/96.25 of net asset value.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2003 (Unaudited)
	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Investment Income:
Dividends	$ 20,890	$ 1,177,186(a)	$ 528,305(b)	$ 16,875	$ --
Interest(c)	6,161	53,653	397,359	3,308,126	1,463,174

Total income	27,051	1,230,839	925,664	3,325,001	1,463,174

Expenses:
Investment adviser fee (Note 5)	52,472	744,665	223,294	508,639	215,084
Administrative personnel and services fee (Note 5)	37,192	135,106	40,532	115,436	48,812
Custodian fees (Note 5)	3,564	14,902	6,299	11,418	7,011
Transfer and dividend disbursing agent fees and expenses (Note 5)	16,602	37,553	19,839	16,546	15,275
Directors'/Trustees' fees	1,182	1,742	1,252	1,352	1,236
Auditing fees	8,410	7,654	8,094	8,140	7,815
Legal fees	1,957	2,247	1,941	2,119	1,986
Portfolio accounting fees	4,627	51,628	18,462	44,711	22,827
Shareholder services fee (Note 5)	17,491	248,222	74,432	211,933	89,618
Share registration costs	8,777	12,132	10,610	10,748	10,535
Printing and postage	4,622	12,970	6,034	3,854	4,849
Insurance premiums	1,097	2,035	1,674	1,936	1,330
Miscellaneous	682	4,658	1,771	3,433	1,068

Total expenses	158,675	1,275,514	414,234	940,265	427,446

Waivers (Note 5):
Waiver of investment adviser fee	(1,141)	(8,836)	(5,284)	(8,671)	(41,314)
Waiver of administrative personnel and services fee	(27,671)	--	--	--	--
Waiver of shareholder services fee	(7,506)	(106,247)	(31,989)	(91,265)	(38,581)

Total waivers	(36,318)	(115,083)	(37,273)	(99,936)	(79,895)

Net expenses	122,357	1,160,431	376,961	840,329	347,551

Net investment income (net operating loss)	(95,306)	70,408	548,703	2,484,672	1,115,623

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,453,983)	(5,693,053)	(2,992,377)	739,908	200,234
Net change in unrealized appreciation/depreciation of investments	4,671,484	42,914,032	8,689,687	(2,702,951)	(997,900)

Net realized and unrealized gain (loss) on investments	3,217,501	37,220,979	5,697,310	(1,963,043)	(797,666)

Change in net assets resulting from operations	$ 3,122,195	$ 37,291,387	$ 6,246,013	$ 521,629	$ 317,957

(a) Net of foreign taxes withheld of $16,528.

(b) Net of foreign taxes withheld of $6,092.

(c) Including $236, $1,589, $1,444, $2,130 and $1,723, respectively, received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund
	Six Months Ended (Unaudited) July 31, 2003	Year Ended January 31, 2003	Six Months Ended (Unaudited) July 31, 2003	Year Ended January 31, 2003	Six Months Ended (Unaudited) July 31, 2003	Year Ended January 31, 2003
Increase (Decrease) in Net Assets:
Operations--
Net investment income (net operating loss)	$ (95,306)	$ (165,785)	$ 70,408	$ 367,887	$ 548,703	$ 1,378,044
Net realized loss on investments	(1,453,983)	(2,870,577)	(5,693,053)	(8,919,047)	(2,992,377)	(3,836,767)
Net change in unrealized appreciation/depreciation of investments	4,671,484	(4,061,094)	42,914,032	(46,356,081)	8,689,687	(10,236,529)

Change in net assets resulting from operations	3,122,195	(7,097,456)	37,291,387	(54,907,241)	6,246,013	(12,695,252)

Distributions to Shareholders--
Distributions from net investment income	--	--	(337,580)	(284,894)	(492,879)	(1,397,880)

Share Transactions--
Proceeds from sale of shares	371,923	1,371,174	7,940,511	18,901,970	1,372,148	3,826,992
Net asset value of shares issued to shareholders in payment of distributions declared	--	--	198,720	167,418	162,799	452,570
Cost of shares redeemed	(1,459,286)	(3,621,573)	(7,837,140)	(20,135,268)	(4,570,637)	(9,216,588)

Change in net assets from share transactions	(1,087,363)	(2,250,399)	302,091	(1,065,880)	(3,035,690)	(4,937,026)

Change in net assets	2,034,832	(9,347,855)	37,255,898	(56,258,015)	2,717,444	(19,030,158)
Net Assets:
Beginning of period	13,696,028	23,043,883	185,055,172	241,313,187	58,808,787	77,838,945

End of period	15,730,860	13,696,028	222,311,070	185,055,172	61,526,231	58,808,787

Undistributed net investment income (net operating loss) included in net assets at end of period	$ (95,306)	$ --	$ 70,046	$ 337,218	$ 68,342	$ 12,518

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund
	Six Months Ended (Unaudited) July 31, 2003	Year Ended January 31, 2003	Six Months Ended (Unaudited) July 31, 2003	Year Ended January 31, 2003
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 2,484,672	$ 6,499,658	$ 1,115,623	$ 2,526,447
Net realized gain (loss) on investments	739,908	(828,562)	200,234	71,167
Net change in unrealized appreciation/ depreciation of investments	(2,702,951)	1,246,697	(997,900)	1,338,726

Change in net assets resulting from operations	521,629	6,917,793	317,957	3,936,340

Distributions to Shareholders--
Distributions from net investment income	(2,490,541)	(6,499,132)	(1,116,506)	(2,524,673)

Share Transactions--
Proceeds from sale of shares	8,470,363	22,790,726	2,908,031	10,620,295
Net asset value of shares issued to shareholders in payment of distributions declared	691,468	1,748,425	147,353	335,484
Cost of shares redeemed	(5,628,601)	(18,194,981)	(1,130,054)	(7,005,190)

Change in net assets from share transactions	3,533,230	6,344,170	1,925,330	3,950,589

Change in net assets	1,564,318	6,762,831	1,126,781	5,362,256
Net Assets:
Beginning of period	168,551,412	161,788,581	70,957,433	65,595,177

End of period	170,115,730	168,551,412	72,084,214	70,957,433

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (5,837)	$ 32	$ 7,601	$ 8,484

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Net Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
WesMark Small Company Growth Fund
2001(c)	$10.00	(0.01)	(0.36)	(0.37)	--	(0.23)	(0.23)
2002	$ 9.40	(0.05)	(2.24)	(2.29)	--	(0.21)	(0.21)
2003	$ 6.90	(0.00)(d)	(2.15)	(2.15)	--	--	--
2003(f)	$ 4.75	(0.04)	1.18	1.14	--	--	--
WesMark Growth Fund
1999	$11.15	0.06	2.38	2.44	(0.06)	(0.79)	(0.85)
2000	$12.74	0.01	3.95	3.96	(0.01)	(1.60)	(1.61)
2001	$15.09	0.08	3.48	3.56	(0.08)	(3.47)	(3.55)
2002	$15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)	(0.62)
2003	$11.91	0.02	(2.69)	(2.67)	(0.01)	--	(0.01)
2003(f)	$ 9.23	0.00 (d)	1.87	1.87	(0.02)	--	(0.02)
WesMark Balanced Fund
1999(g)	$10.00	0.24	0.30	0.54	(0.24)	(0.49)	(0.73)
2000	$ 9.81	0.25	1.07	1.32	(0.25)	(0.24)	(0.49)
2001	$10.64	0.27	1.26	1.53	(0.27)	(0.76)	(1.03)
2002	$11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)	(0.43)
2003	$ 9.35	0.17	(1.73)	(1.56)	(0.18)	--	(0.18)
2003(f)	$ 7.61	0.07	0.77	0.84	(0.07)	--	(0.07)
WesMark Bond Fund
1999(g)	$10.00	0.43	0.13	0.56	(0.43)	(0.02)	(0.45)
2000	$10.11	0.56	(0.89)	(0.33)	(0.56)	(0.01)	(0.57)
2001	$ 9.21	0.59	0.63	1.22	(0.59)	--	(0.59)
2002	$ 9.84	0.53	0.11	0.64	(0.53)	--	(0.53)
2003	$ 9.95	0.39	0.03	0.42	(0.39)	--	(0.39)
2003(f)	$ 9.98	0.15	(0.12)	0.03	(0.15)	--	(0.15)
WesMark West Virginia Municipal Bond Fund
1999	$10.30	0.43	0.12	0.55	(0.43)	(0.01)	(0.44)
2000	$10.41	0.44	(0.72)	(0.28)	(0.44)	(0.03)	(0.47)
2001	$ 9.66	0.45	0.61	1.06	(0.45)	(0.00)(d)	(0.45)
2002	$10.27	0.45(h)	0.04(h)	0.49	(0.44)	--	(0.44)
2003	$10.32	0.39	0.22	0.61	(0.39)	--	(0.39)
2003(f)	$10.54	0.16	(0.11)	0.05	(0.16)	--	(0.16)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown.

(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(d) Represents less than $0.01.

(e) Computed on an annualized basis.

(f) For the six months ended July 31, 2003 (unaudited) .

(g) Reflects operations for the period from April 20, 1998 (date of initial public investment) to January 31, 1999.

(h) As required effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by $0.01, decreased net realized gain per share by $0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%. Per share, ratios and supplemental data for the periods prior to February 1, 2001, have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net A sset Value, End of Period	Total Return(a)	Expenses	Net Investment Income (Net Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate
WesMark Small Company Growth Fund
$ 9.40	(3.16)%	1.70%(e)	(0.40)%(e)	0.28%(e)	$ 25,162	27%
$ 6.90	(24.53)%	1.47%	(0.73)%	0.20%	$ 23,044	24%
$ 4.75	(31.16)%	1.48%	(0.91)%	0.29%	$ 13,696	40%
$ 5.89	24.00%	1.75%(e)	(1.36)%(e)	0.52%(e)	$ 15,731	38%
WesMark Growth Fund
$12.74	22.58%	1.04%	0.50%	0.01%	$ 135,078	58%
$15.09	31.22%	0.95%	0.10%	0.01%	$ 183,304	71%
$15.10	25.41%	0.97%	0.58%	0.01%	$ 256,282	77%
$11.91	(17.23)%	0.97%	0.30%	0.01%	$ 241,313	37%
$ 9.23	(22.40)%	1.12%	0.18%	0.01%	$ 185,055	36%
$11.08	20.26%	1.17%(e)	0.07%(e)	0.11%(e)	$ 222,311	30%
WesMark Balanced Fund
$ 9.81	5.50%	1.15%(e)	3.03%(e)	0.09%(e)	$ 60,887	57%
$10.64	13.52%	0.90%	2.38%	0.15%	$ 73,864	44%
$11.14	14.99%	0.98%	2.41%	0.11%	$ 86,205	48%
$ 9.35	(12.40)%	0.97%	2.09%	0.10%	$ 77,839	42%
$ 7.61	(16.87)%	1.18%	2.07%	0.03%	$ 58,809	36%
$8.38	11.02%	1.27%(e)	1.84%(e)	0.12%(e)	$ 61,526	24%
WesMark Bond Fund
$10.11	5.70%	0.90%(e)	5.47%(e)	0.07%(e)	$ 117,646	39%
$ 9.21	(3.41)%	0.72%	5.85%	0.10%	$ 125,123	26%
$ 9.84	13.71%	0.82%	6.22%	0.06%	$ 152,227	25%
$ 9.95	6.61%	0.78%	5.28%	0.05%	$ 161,789	50%
$ 9.98	4.27%	0.94%	3.89%	0.01%	$ 168,551	64%
$ 9.86	0.25%	0.99%(e)	2.93%(e)	0.12%(e)	$ 170,116	42%
WesMark West Virginia Municipal Bond Fund
$10.41	5.46%	0.74%	4.20%	0.29%	$ 67,434	17%
$ 9.66	(2.77)%	0.65%	4.37%	0.30%	$ 64,057	30%
$10.27	11.26%	0.73%	4.53%	0.30%	$ 63,625	29%
$10.32	4.92%	0.66%	4.36%(h)	0.30%	$ 65,595	26%
$10.54	6.04%	0.84%	3.76%	0.21%	$ 70.957	17%
$10.43	0.50%	0.97%(e)	3.11%(e)	0.22%(e)	$ 72,084	12%

WESMARK FUNDS

NOTES TO FINANCIAL STATEMENTS

July 31, 2003 (Unaudited)

(1) Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein

Portfolio Name	Diversification	Investment Objective

WesMark Small Company Growth Fund ("Small Company Growth Fund")

diversified

to achieve capital appreciation

WesMark Growth Fund ("Growth Fund")

diversified

to achieve capital appreciation

WesMark Balanced Fund ("Balanced Fund")

diversified

to achieve capital appreciation and income

WesMark Bond Fund ("Bond Fund")

diversified

to achieve high current income consistent with preservation of capital

WesMark West Virginia Municipal Bond Fund ("West Virginia Municipal Bond Fund")

non-diversified

to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation--U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes--It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee.

Additional information on the restricted illiquid security held by West Virginia Municipal Bond Fund at July 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Kanawha County, WV, PCR Bonds, 7.35%	3/5/1996	$ 2,063,546

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Small Company Growth Fund
	Six Months Ended July 31, 2003	Year Ended January 31, 2003
Shares sold	72,346	238,226
Shares redeemed	(284,146)	(694,584)

Net change resulting from share transactions	(211,800)	(456,358)

	Growth Fund
	Six Months Ended July 31, 2003	Year Ended January 31, 2003
Shares sold	785,860	1,770,325
Shares issued to shareholders in payment of distributions declared	21,163	15,979
Shares redeemed	(800,078)	(1,991,672)

Net change resulting from share transactions	6,945	(205,368)

	Balanced Fund
	Six Months Ended July 31, 2003	Year Ended January 31, 2003
Shares sold	170,887	455,775
Shares issued to shareholders in payment of distributions declared	20,237	54,775
Shares redeemed	(579,213)	(1,105,405)

Net change resulting from share transactions	(388,089)	(594,855)

	Bond Fund
	Six Months Ended July 31, 2003	Year Ended January 31, 2003
Shares sold	842,975	2,294,747
Shares issued to shareholders in payment of distributions declared	68,931	175,860
Shares redeemed	(561,093)	(1,834,944)

Net change resulting from share transactions	350,813	635,663

	West Virginia Municipal Bond Fund
	Six Months Ended July 31, 2003	Year Ended January 31, 2003
Shares sold	272,987	1,015,975
Shares issued to shareholders in payment of distributions declared	13,867	32,105
Shares redeemed	(106,304)	(673,355)

Net change resulting from share transactions	180,550	374,725

(4) Federal Tax Information

For federal income tax purposes, the following amounts apply as of July 31, 2003:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Company Growth Fund	$ 18,503,265	$ 1,137,649	$ 3,658,388	$ (2,520,739)
Growth Fund	228,557,864	14,080,490	19,086,361	(5,005,871)
Balanced Fund	60,645,340	5,549,972	4,448,816	1,101,156
Bond Fund	183,020,445	3,681,531	1,759,389	1,922,142
West Virginia Municipal Bond Fund	69,140,174	2,418,782	169,437	2,249,345

The difference between book-basis and tax basis unrealized appreciation (depreciation) is attributed primarily to the amortization/accretion tax elections on fixed income securities.

At January 31, 2003, the Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2008	2009	2010	2011	Total
Small Company Growth Fund	$ --	$ --	$ 52,070	$ 1,714,474	$ 1,766,544
Growth Fund	--	--	488,563	3,959,173	4,447,736
Balanced Fund	--	--	11,959	2,894,019	2,905,978
Bond Fund	57,053	749,595	--	--	806,648
West Virginia Municipal Bond Fund	--	23,091	--	--	23,091

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department, the Funds' investment adviser (the "Adviser"), receives for its services an annual fee equal to the percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per portfolio. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution (12b-1) Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds may compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Funds' shares, annually, to compensate Edgewood. For the six months ended July 31, 2003, the Funds did not incur fees under the Plan.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Trust and Investment Services ("WesBanco"), the Funds may pay WesBanco up to 0.25% of average daily net assets for the period. The fee paid to WesBanco is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Custodian Fees--WesBanco is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor.

Income distributions earned by the affiliated money market funds are recorded as income in the accompanying financial statements as follows:

Fund Name	Affiliated Fund Name	Income from Affiliated Issuers
Small Company Growth Fund	U.S. Treasury Cash Reserves	$ 236
Growth Fund	U.S. Treasury Cash Reserves	$ 1,589
Balanced Fund	U.S. Treasury Cash Reserves	$ 1,444
Bond Fund	Prime Obligations Fund	$ 2,130
West Virginia Municipal Bond Fund	Tax-Free Obligations Fund	$ 1,723

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended July 31, 2003, were as follows:

Fund Name	Purchases	Sales
Small Company Growth Fund	$ 5,065,872	$ 4,976,991
Growth Fund	58,106,763	64,781,251
Balanced Fund	7,599,892	11,161,127
Bond Fund	11,647,327	11,404,030
West Virginia Municipal Bond Fund	8,046,662	8,712,984

(7) Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2003, 48.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.1% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds' management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

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Family of Funds

Combined Semi-Annual Report

[Logo of WesBanco]

Investment Adviser
A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

25752 (9/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  WESMARK Funds

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        September 23, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Peter J. Germain, Principal Executive Officer

Date        September 24, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date         September 23, 2003